Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Operating expenses (note 14)	$ (2,909,374)	$ (3,787,631)	$ (15,649,142)	$ (11,600,574)
Other income or gain (expense or loss)
Interest income	63,329	291,330	655,125	1,107,093
Change in derivative liability (note 10)	462,763	(263,943)	838,378	2,360,025
Gain on foreign exchange	1,732	5,654	(7,004)	4,821
(Loss) on fair value of convertible debentures (note 9)	(78,364)	(157,232)	(890,258)	1,673,776
Gain on debt settlement (note 7)				7,151,873
Gain on warrant modification				214,714
(Loss) on fair value of silver loan	(6,068,932)		(2,820,533)
Gain (loss) on stream debentures (note 9)	4,699,460	(217,000)	(230,000)	(3,128,956)
Interest expense (note 7,8,9)	(2,210,998)	(2,083,735)	(8,091,412)	(7,124,527)
Financing costs (note 10)	(7,116)		(676,784)	(934,502)
Other income		694	2,631	23,520
Gain (loss) on debt modification (note 10)			1,308,062	(99,569)
(Loss) on debt settlement (note 9)	(298,713)	(70,093)	(394,456)	(491,643)
Loss on sale of equipment (note 6)			(924,820)
(Loss) for the period pre tax	(6,346,213)	(6,281,956)	(26,880,213)	(10,843,949)
Current income tax expense (note 16)			(1,050,000)
Deferred income tax recovery (note 13)		699,920	2,588,590	(2,588,590)
(Loss) for the period	(6,346,213)	(5,582,036)	(25,341,623)	(13,432,539)
Other comprehensive income (loss), net of tax
Gain on change in FV on own credit risk (note 9)	2,032,542	288,372	(3,811,023)	554,787
Other comprehensive income	2,032,542	288,372	(3,811,023)	554,787
Comprehensive (loss)	$ (4,313,671)	$ (5,293,664)	$ (29,152,646)	$ (12,877,752)
Net (loss) Income per share of common stock
Net (loss) per common share – basic	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.05)
Net (loss) per common share – fully diluted	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.05)
Weighted average number of shares of common stock
Weighted average common shares – basic	357,438,769	329,407,128	340,244,856	280,354,631
Weighted average common shares – fully diluted	357,438,769	329,407,128	340,244,856	280,354,631